Due to banks and correspondents	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Due to banks and correspondents
12.	Due to banks and correspondents

(a)	This caption is comprised of the following:

	2022	2021
	S/(000)	S/(000)
By type -
Banco Central de Reserva del Peru (b)	4,481,138	6,332,527
Promotional credit lines (c)	1,863,482	1,595,405
Loans received from foreign entities (d)	339,446	322,947
Loans received from Peruvian entities (k)	357,770	226,713

	7,041,836	8,477,592
Interest and commissions payable	58,810	45,257

	7,100,646	8,522,849

By term -
Short term	2,433,459	1,068,838
Long term	4,667,187	7,454,011

Total	7,100,646	8,522,849

(b)
As part of the exceptional measures implemented to mitigate the financial and economic impact generated by the
Covid-19
pandemic, see Note 1(c.2), the BCRP issued a series of regulations related to the loans repurchase agreements. In this sense, during 2022, Interbank took in repurchase agreements of loan portfolio for an amount of S/42,461,000 (S/4,183,571,000 during 2021, which was aimed to the “Reactiva Peru” program; Note 1(c.2)).

As of December 31, 2022, includes repurchase operations on loans represented by securities according to which Interbank received a debit in local currency for approximately S/1,909,375,000 (S/4,389,903,000 as of December 31, 2021), and gives to commercial and micro and small business loans as guarantee; see Note 6(a). As of December 31, 2022, these obligations have maturities between May 2023 and November 2025, and accrue interest at effective rates 0.50 percent; these operations accrued interest payable for approximately S/4,049,000 (as of December 31, 2021, these obligations have maturities between May 2023 and November 2025, and accrue interest at effective rates between 0.50 percent; these operations accrued interest payable for S/11,218,000).

Additionally, as of December 31, 2022, it includes repurchase agreements whereby Interbank receives Soles for approximately S/2,571,763,000 and delivers securities of its investment portfolio as guarantees. In relation to said operations, Interbank delivered Peruvian Sovereign Bonds as guarantee, which are recorded as investments at fair value through other comprehensive income and investments at amortized cost; see Note 5(b) and (d), respectively. These operations have a maturity between January 2023 and October 2024 and bear interest at effective interest rates between 0.50 percent and 8.64 percent. These operations bear interest payable for approximately S/45,150,000 (as of December 31, 2021, Interbank received a loan in Soles for approximately S/1,572,624,000, and gave as guarantee Peruvian Sovereign Bonds, which are recorded as investments at fair value through other comprehensive income and at amortized cost, see Note 5(b) and (d), with maturities between April 2023 and October 2024, and bear interest at effective interest rates between 0.50 percent and 2.04 percent, and bear interest payable for approximately S/9,746,000).
Likewise, as of December 31, 2021, corresponded to currency repurchase operations according to which Interbank receives Soles for approximately S/370,000,000, and delivers US Dollars to the BCRP (for an amount equivalent to the one received). The US Dollars delivered are recorded as restricted funds; see Note 4(d). These obligations matured in March 2022 and bore an effective interest rate between 2.74 and 3.29 percent; these operations generated interest payable for approximately S/19,925,000.

(c)
Promotional credit lines are loans in Soles and US Dollars from the Corporación Financiera de Desarrollo (“COFIDE”) and Fondo Mivivienda (“FMV”) whose purpose is to promote development in Peru. These liabilities are guaranteed by a loan portfolio up to the amount of the line and include specific agreements on the use of funds, the financial conditions to be met and other management issues. In Management’s opinion, Interbank is meeting these requirements.

As of December 31, 2022, COFIDE’s loans accrued, in local currency, an effective annual interest rate that fluctuated between 7.55 percent and 7.67 percent, and maturities in January 2027 and in foreign currency fluctuated between 5.81 and 8.05 percent, and maturities between December 2029 and October 2034 (as of December 31, 2021, they accrued, in local currency, an effective annual interest rate that fluctuated between 7.55 percent and 7.67 percent, and maturities in January 2027, and in foreign currency fluctuated between 5.86 percent and 8.05 percent, and maturities between December 2029 and October 2034).
As of December 31, 2022, FMV’s loans accrued, in local currency, an effective annual interest rate that fluctuated between 5.00 percent and 8.30 percent, and maturities between January 2023 and December 2047 and in foreign currency of 7.75 percent and maturities between January 2023 and November 2028 (as of December 31, 2021, accrued in local currency, an effective annual interest rate between 5.00 and 8.30 percent, and maturities between January 2022 and December 2046, and in foreign currency, 7.75 percent and maturities between February 2022 and November 2028).

(d)	As of December 31, 2022 and 2021, corresponds to the following funding in foreign currency:

Entity	Country	Final maturity	2022	2021
			S/(000)	S/(000)
Caixabank S.A. Barcelona (e)	Spain	2024	114,420	—
JP Morgan Chase Bank NY (f)	United States of America	2024	114,420	—
Banco del Estado de Chile (g)	Chile	2025	57,210	—
Bank J. Safra Sarasin (h)	Switzerland	2023/2022	53,396	23,922
Credit Suisse First Boston (i)	Switzerland	2022	—	159,480
Development Bank of Latin America (j)	Supranational	2022	—	139,545

			339,446	322,947

As of December 31, 2022, the operations with foreign entities accrue interest at effective annual rates between 0.66 and 6.92 percent (effective annual rates between 0.43 percent and 1.62 percent, as of December 31, 2021).

(e)
Corresponds to a loan received in July 2022 for US$30,000,000 that accrues interest at a
6-month
Term SOFR rate plus 1.35 percent. In July 2022, Interbank entered into a currency swap that was designated as cash flow hedge; see Note 10(b), through this operation, the loan was economically converted into a fixed rate of 7.74 percent.

(f)
Corresponds to a loan received in September 2022 for US$30,000,000 thar accrues interest at
6-month
Term SOFR rate plus 1.75 percent. In September 2022, Interbank entered into a currency swap that was designated as cash flow hedge; see Note 10(b). Through this operation, the loan was economically converted into a fixed rate of 8.4 percent.

(g)
Corresponds to a loan received in December 2022 for US$15,000,000 that accrues interest at
6-month
Term SOFR rate plus 1.99 percent. In December 2022, Interbank entered a currency swap that was designated as cash flow hedge; see Note 10(b). Through this operation, the loan was economically converted into a fixed rate of 8.59 percent.

(h)
Corresponds to a loan received by Inteligo Bank in December 2022 for US$14,000,000, which accrues interest at an effective annual rate of 5.61 percent, guaranteed by corporate bonds. As of December 31, 2021, corresponded to a loan received by Inteligo Bank in December 2021 for US$6,000,000, which accrued interest at an effective annual rate of 0.84 percent, and it was guaranteed by corporate bonds. See Note 5(b).

(i)
Corresponded to a loan received by Inteligo Bank in December 2021 for US$40,000,000, which accrues interest at an effective annual rate of 0.65 percent, guaranteed by corporate bonds and was totally canceled IN 2022. See Note 5(b).

(j)
Corresponded to a financing from the Development Bank of Latin America in foreign currency for US$35,000,000, equivalent to S/139,545,000, which accrues interest at a
6-month
LIBOR rate plus 0.57 percent and matured in April 2022.

(k)	As of December 31, 2022 and 2021, corresponds to the following funding in local and foreign currency:

	2022
Entity	Maturity	Currency	Book value
			S/(000)
Scotiabank	Jan-23 / Oct-25	PEN	120,718
Banco de Credito del Peru	Jan-23 / Oct-23	PEN	81,644
GNB	Jan-23	PEN	71,500
Bank of China Peru (i)	Nov-24	PEN	38,140
BBVA Continental	Jan-23	USD	45,768

			357,770

	2021
Entity	Maturity	Currency	Book value
			S/(000)
Scotiabank	Jan-22	USD	99,675
GNB	Jan-22	USD	63,194
BBVA Continental	Jan-22	USD	47,844
Banco de Credito del Peru	Jan-22	PEN	16,000

			226,713

(l)
As of December 31, 2022, includes a loan received from Bank of China Peru in October 2022 for US$10,000,000, which accrues interest at a
6-month
Term SOFR rate plus 1.50 percent. In October 2022, Interbank entered into a currency swap, which was designated as cash flow hedge; see Note 10(b). Through this operation, the loan was economically converted to a fixed rate of 8.18 percent.

(m)	As of December 31, 2022 and 2021, maturities are the following:

Year	2022	2021
	S/(000)	S/(000)
2022	—	1,068,838
2023	2,433,459	3,685,027
2024	1,888,657	1,639,319
2025 onwards	2,778,530	2,129,665

Total	7,100,646	8,522,849